Document and Entity Information	Dec. 13, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 13, 2023
Entity Registrant Name	NEUROGENE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36327
Entity Tax Identification Number	98-0542593
Entity Address Address Line 1	535 W 24th Street
Entity Address Address Line 2	5th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10011
City Area Code	877
Local Phone Number	237-5020
Entity Information Former Legal Or Registered Name	Neoleukin Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.000001 per share
Trading Symbol	NGNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001404644
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	188 East Blaine Street
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98102